Expense Example - Victory US 500 Enhanced Volatility Wtd Index Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	670	923	1,194	1,968	277	600	1,050	2,297	76	288	518	1,180